Performance Management	Dec. 31, 2025
Appreciation Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 21.54 Worst Quarter 2020, Q1: (16.62)
Performance [Table]
Average Annual Total Returns - Appreciation Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.87%	4.42%	14.81%
Initial Shares | Average Annual Return, Percent		10.07%	9.37%	12.92%
Service Shares | Average Annual Return, Percent		9.78%	9.08%	12.63%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Appreciation Portfolio | Initial Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Growth and Income Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of the S&P 500® Index, a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 24.88 Worst Quarter 2020, Q1: (21.80)
Performance [Table]
Average Annual Total Returns - Growth and Income Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.87%	14.42%	14.81%
Initial Shares | Average Annual Return, Percent		16.83%	14.22%	14.66%
Service Shares | Average Annual Return, Percent		16.54%	13.93%	14.37%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Growth and Income Portfolio | Initial Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Government Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table shows the fund's average annual total returns over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com. For the fund's current yield, call toll-free 1-800-346-3621.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2024, Q3: 1.23 Worst Quarter 2022, Q1: 0.00
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Government Money Market Portfolio | Government Money Market Portfolio | Average Annual Return, Percent	3.93%	2.90%	1.79%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Performance Availability Website Address [Text]	www.dreyfus.com. For the fund's current yield, call toll-free 1-800-346-3621
Government Money Market Portfolio | Government Money Market Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.23%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Small Cap Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of the Russell 2000® Index and the Russell 2000® Value Index, indices reflecting the market segments in which the fund invests, and the Russell 3000® Index, a broad measure of market performance.The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of the Russell 2000® Index and the Russell 2000® Value Index, indices reflecting the market segments in which the fund invests, and the Russell 3000® Index, a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 31.64 Worst Quarter 2020, Q1: (33.53)
Performance [Table]
Average Annual Total Returns - Small Cap Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell 2000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]		Russell 2000® Index
Russell 2000® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent			12.81%	6.09%	9.62%
Russell 2000® Value Index* reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	[1]	Russell 2000® Value Index*
Russell 2000® Value Index* reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent	[1]		12.59%	8.88%	9.27%
Initial Shares | Average Annual Return, Percent			10.99%	4.26%	7.83%
Service Shares | Average Annual Return, Percent			10.70%	4.00%	7.56%
[1]	Effective December 31, 2025, the Russell 2000® Value Index was added as a performance benchmark for the fund.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Small Cap Portfolio | Initial Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(33.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020